GAIN/(LOSS) ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES (Details Narrative) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Gain loss on investments				¥ 29,312	¥ 16,010
Loss on dissolution of subsidiaries and branches	$ 1,208	¥ 8,820	$ (4,129)	¥ (29,312)	¥ (16,010)